Share-based payments	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-based payments
14.
Share-based payments

The Company operates two share-based employee compensation plans: the 2018 Pi Jersey Topco Limited Plan ("2018 Plan") for which a majority of the shares vested upon completion of the Transaction (See Note 1) and the 2021 Omnibus Incentive Plan ("2021 Plan"). In the current year, the Company increased the number of shares available for issuance under the 2021 Plan by 4,628,958, and as of December 31, 2024, there were 15,209,712 shares authorized for award under the 2021 Plan. The 2021 Plan serves as the successor to the 2018 Plan. The 2021 plan became effective as of March 30, 2021 upon closing of the Transaction. Outstanding awards under the 2018 Plan continue to be subject to the terms and conditions of the 2018 Plan. Since March 2, 2021, no additional awards have been granted nor are expected to be granted in the future under the 2018 Plan and all shares have vested.

Share-based compensation expense recognized during the years ended December 31, 2024, 2023 and 2022 was $38,534, $28,873, and $62,354, respectively and is included in "Selling, general and administrative" expense in the Consolidated Statements of Comprehensive Income / (Loss). The related income tax expense for the years December 31, 2024 and 2023 was $4,310 and $1,968, respectively. As of December 31, 2024 the unrecognized share-based compensation expense was $40,538.

2021 Omnibus Incentive Plan (“2021 Plan”)

Restricted stock units

Under the 2021 Plan, restricted stock units (“RSUs”) that have a service condition only, generally vest ratably over three years. Performance restricted stock units (“PRSUs”) generally vest at the end of one- to three-years. The weighted average period over which unrecognized share-based compensation is expected to be recognized related to RSUs is 1.9 years. The number of PRSUs that vest is variable depending upon the probability of achievement of certain internal performance targets and may vest between 0% and 200% of the target share amount. We did not record compensation expense for certain PRSUs during the years ended December 31, 2024, 2023 and 2022 as the performance criteria for such awards were not expected to be achieved and the ultimate vesting of the awards was not probable as of such date.

Certain PRSUs were granted during the year ended December 31, 2022 which were liability-classified share-based payment awards under ASC 718 as the value of the award is fixed and will be settled in a variable number of shares. At December 31, 2022, the share-based compensation expense and liability associated with these awards was $7,105, which was classified as a current liability within the Consolidated Statements of Financial Position based on the expected timing of the vesting of shares. There is no remaining expense to be recognized related to these awards. These awards were settled during the year end December 31, 2023 which resulted in conversion of the full liability to additional paid in capital in the Consolidated Statements of Shareholders' Equity. This conversion of $6,276 represents a non-cash investing and financing activity within the Consolidated Statements of Cash Flow.

The weighted average grant date fair value of shares granted under the 2021 Plan for the years ended December 31, 2024, 2023 and 2022 was $16.12, $16.31, and $35.75, respectively. The total grant date fair value of shares vested during the year ended December 31, 2024, 2023 and 2022 was $36,703, $47,983, and $39,941, respectively.

The following table summarizes restricted stock unit activity during the year ended December 31, 2024.

	Restricted Stock Units	Weighted average grant date fair value
Nonvested as of December 31, 2023	2,860,058	$27.43
Granted (1)	2,724,240	$16.12
Vested	(1,235,390)	$29.72
Forfeited	(666,873)	$18.52
Performance adjustments (2)	(11,942)	$—
Nonvested as of December 31, 2024	3,670,093	$18.02

(1)
Represents RSUs and PRSUs based on performance target achievement of 100%.
(2)
Represents the adjustment to the number of PRSUs vested based on actual performance compared to target.

Stock options

During the year ended December 31, 2024, 2023 and 2022 there were 0, 0 and 166,666, stock options granted under the 2021 Plan, respectively. As of December 31, 2024, 111,108 were exercisable. The exercise price of each option is based on either one or two times the fair market value of the Company’s stock at the date of grant. The options have a contractual ten-year life and vest annually in equal increments over three years. The weighted average period over which unrecognized share-based compensation is expected to be recognized related to stock options is 0.4 years.

The fair value of options is determined using a Black-Scholes model and compensation expense is recognized on a straight-line basis over the vesting period. The weighted average fair value of the options was $9.06. The following table shows the key assumptions used in the valuation:

For the year ended December 31,
2022
Expected term	6.0
Expected volatility	32.0%
Risk free interest rate	3.0%
Dividend yield	0%
Weighted average exercise price	$52.38

The intrinsic value is the amount by which the fair value of the underlying share exceeds the exercise price of the stock option. As of December 31, 2024, the share price of the Company was less than the exercise price for all outstanding stock options, therefore, the intrinsic value for stock options outstanding was zero. No stock options have been exercised.

Other shared based payment awards

During the year ended December 31, 2024, the Company adopted a short-term incentive program pursuant to which fully-vested shares of the Company’s common stock would be issued at or around the time of determining the Company’s performance under such program in early 2025, if the Company achieves certain performance target. The potential issuance of these shares of common stock are accounted for as share-based payment awards granted under the 2021 Plan. We did not record share-based compensation expense associated with these awards for the year ended December 31, 2024 as the performance criteria for such awards were not achieved and the shares did not vest. These awards were previously liability-classified share-based payment awards under ASC 718 as the value of the award was fixed and was expected to be settled in a variable number of shares.

Employee Share Purchase Plan

Employees are eligible to contribute to the Company’s Employee Share Purchase Plan (the “Purchase Plan”). The Purchase Plan is not intended to be an employee benefit plan under the Employee Retirement Income Security Act of 1974, as amended, nor qualify as an “employee stock purchase plan” under Section 423 of the Internal Revenue Code. Under the Purchase Plan, eligible employees may designate from one percent to fifteen percent of their compensation to be withheld for the purchase of PSFE shares at the market price of the shares at the end of each one-month offering period. The Company grants restricted stock units equal to 25% of the PSFE shares that are purchased by participating employees on each purchase date (“Match RSU Award”).

The Match RSU Award cliff vests either six months or one year from the last day of the offering period, subject to the employee’s continued employment at the vesting date. The fair value of the Match RSU Award is recognized on a straight-line basis over the vesting period. The maximum number of shares of common stock authorized under the Purchase Plan for participant contributions and Match RSU Awards is 2,083,333.

For the year ended December 31, 2024, 21,912 treasury shares were reissued to employees in connection with this Purchase Plan.

Preference Shares

We have authorized 233,333,333 shares in the Company that have not yet been issued, the rights and restrictions attached to which are not defined by the Company bylaws. Pursuant to the Company bylaws, preference shares may be issued by the Company from time to time, and the Company Board is authorized (without any requirement for further shareholder action) to determine the rights, preferences, powers, qualifications, limitations and restrictions attached to those shares.

Share-based compensation liability (2018 Plan)

Certain employee equity-based awards were modified in conjunction with the Transaction (See Note 1). Their settlement terms changed such that instead of Topco's shares, the awardees received Paysafe Limited common shares as well as Topco’s shares. The modification resulted in a change in the classification of the modified awards, with the Topco shares being accounted for as a liability-classified share-based payment award under ASC 718 as they will be settled in cash. The corresponding liability was measured at fair value at the modification date (i.e. the Transaction date), and subsequently it will be remeasured at fair value at each reporting date, with changes in its value reported as share-based compensation expense. The awards settled in Paysafe Limited common shares continue to be accounted for as equity-based awards.

As of December 31, 2024 and December 31, 2023, the share-based compensation liability was $4,394 and $5,809, respectively, which is classified as a current or non-current liability within the unaudited condensed Consolidated Statement of Financial Position based on the expected timing of the redemption of shares. During the year ended December 31, 2024, the liability decreased by $1,842 related to the redemption of shares and increased by $427 related to fair value loss. The redemption is recorded as a capital contribution in the Consolidated Statement of Shareholders' Equity and represents a non-cash investing and financing activity within the Consolidated Statement of Cash Flows.